CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 13,704	$ 19,882	$ 33,995	$ 61,511
Unrealized gains (losses) on cash flow hedge	(2,885)	305	(15,819)	4,877
Income tax benefit (expense)	(60)	(77)	(177)	(242)
Other comprehensive income (loss)	(2,945)	228	(15,996)	4,635
Comprehensive income (loss)	10,759	20,110	17,999	66,146
Preferred unitholders' interest in net income	3,482	3,288	10,224	8,951
Limited partners' interest in comprehensive income (loss)	$ 7,277	$ 16,822	$ 7,775	$ 57,195